Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended
	Jun. 30, 2022	Sep. 30, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Purchase commitment		$ 30,338,000	$ 46,709,000
Consumption Agreement
Loss Contingencies [Line Items]
Number of years for agreement	5 years
Purchase commitment	$ 300,000,000
Minimum annual spending requirement	$ 0
Remaining commitment under the agreement		$ 189,600,000	$ 246,500,000